STOCKHOLDERS' EQUITY (Share Redemption Program) (Detail) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity, Class of Treasury Stock [Line Items]
Redemptions of common stock	$ 19,191	$ 19,514	$ 21,115	$ 21,724	$ 84,088	$ 93,830	$ 103,675
Unfulfilled redemption requests, shares					20,600,000
The Share Redemption Program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, required holding period					1 year
Stock repurchase program, termination notice period					30 days
Stock repurchased and retired during period, shares					9,500,000	9,800,000	10,300,000
Redemptions of common stock					$ 84,100	$ 93,800	$ 103,700
Unfulfilled redemption requests, shares					79,100,000
The Share Redemption Program | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding (percent)					5.00%
Stock repurchase program, number of shares authorized to be repurchased per quarter, prior year percentage of weighted average number of shares outstanding (percent)					1.25%
Stock redemption program, redemption priority, shares					250